Trade receivables - Movements in the loss allowance for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in the loss allowance for impairment of trade receivables
Impairment losses	¥ 528			¥ 16,329
Balance at end of period	64,874		¥ 64,874
Trade receivables
Movements in the loss allowance for impairment of trade receivables
Impairment losses			7,040
Amount written off as uncollectible			(17,462)
Balance at end of period	¥ 64,874		64,874
Predecessor
Movements in the loss allowance for impairment of trade receivables
Balance at Beginning of period			75,296
Impairment losses		¥ 16,329	6,512	16,329	¥ 16,571
Amount written off as uncollectible		(13,380)
Balance at end of period		75,296		75,296
Predecessor | Trade receivables
Movements in the loss allowance for impairment of trade receivables
Balance at Beginning of period			¥ 75,296
Balance at end of period		¥ 75,296		¥ 75,296